WARRANTS (Details) (Stock Warrants [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Warrants [Member]
Expected annual dividend rate	0.00%	0.00%
Weighted average exercise price	$ 0.50	$ 0.50
Risk-free interest rate	2.00%	2.00%
Average expected life	6 months	6 months
Expected volatility of common stock	80.00%	80.00%
Forfeiture rate	0.00%	0.00%